[MFS(SM) INVESTMENT MANAGEMENT(R) LOGO]

MFS(R) VARIABLE INSURANCE TRUST(SM)                                   PROSPECTUS

MAY 1, 2005                                                        SERVICE CLASS

MFS(R) EMERGING GROWTH SERIES
MFS(R) INVESTORS GROWTH STOCK SERIES
MFS(R) TOTAL RETURN SERIES
MFS(R) UTILITIES SERIES
MFS(R) VALUE SERIES

--------------------------------------------------------------------------------

This Prospectus describes five series of the MFS Variable Insurance Trust (referred to as the trust), each of which offers Service Class shares.

 1. MFS EMERGING GROWTH SERIES seeks to provide long-term growth of capital (referred to as the Emerging Growth Series).

 2. MFS INVESTORS GROWTH STOCK SERIES seeks to provide long-term growth of capital and future income rather than current income (referred to as the Investors Growth Stock Series).

 3. MFS TOTAL RETURN SERIES seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital and secondarily to provide a reasonable opportunity for growth of capital and income (referred to as the Total Return Series).

 4. MFS UTILITIES SERIES seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities) (referred to as the Utilities Series).

 5. MFS VALUE SERIES seeks capital appreciation and reasonable income (referred to as Value Series).

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SERIES' SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

TABLE OF CONTENTS

                                                                            PAGE

I       Expense Summary                                                        1

II      Risk Return Summary                                                    2

         1.  Emerging Growth Series                                            2

         2.  Investors Growth Stock Series                                     6

         3.  Total Return Series                                               9

         4.  Utilities Series                                                 14

         5.  Value Series                                                     19

III     Certain Investment Strategies and Risks                               22

IV      Management of the Series                                              22

V       Description of Shares                                                 23

VI      Other Information                                                     24

VII     Financial Highlights                                                  26

        Appendix A -- Investment Techniques and Practices                    A-1

    The trust offers Service Class shares for 15 of its series to separate accounts established by insurance companies in order to serve as investment vehicles for variable annuity and variable life insurance contracts and to qualified pension and retirement plans. Each of these series is managed by Massachusetts Financial Services Company (referred to as MFS or the adviser). Five of these are described below.

I   EXPENSE SUMMARY

-   EXPENSE TABLE

    The "Expense Table" describes the fees and expenses that you may pay when you hold service class shares of each series. These fees and expenses do not take into account the fees and expenses imposed by insurance companies through which your investment in a series may be made. If reflected, expenses shown would be higher.

    ANNUAL SERIES OPERATING EXPENSES (expenses that are deducted from a series' assets):

                                                   EMERGING        INVESTORS        TOTAL
                                                    GROWTH       GROWTH STOCK       RETURN         UTILITIES         VALUE
                                                    SERIES          SERIES          SERIES          SERIES          SERIES
                                                 -------------   -------------   -------------   -------------   -------------
    Management Fees                                  0.75%           0.75%           0.75%           0.75%           0.75%
    Distribution (12b-1) Fees(1)                     0.25%           0.25%           0.25%           0.25%           0.25%
    Other Expenses(2)                                0.12%           0.11%           0.08%           0.14%           0.18%
                                                     ----            ----            ----            ----            ----
    Total Annual Series Operating Expenses           1.12%           1.11%           1.08%           1.14%           1.18%
      Fee Reductions                                  N/A             N/A             N/A             N/A           (0.03)%(3)
                                                     ----            ----            ----            ----            ----
    Net Expenses(2)                                  1.12%           1.11%           1.08%           1.14%           1.15%

    ----------
    (1) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of service class shares (these fees are referred to as distribution fees).

    (2) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent, and may have entered into or may enter into brokerage arrangements, that reduce or recapture series' expenses. Any such expense reductions are not reflected in the table. Had these expense reductions been taken into account, "Net Expenses" would be lower.

    (3) MFS has contractually agreed to bear the series' expenses such that "Other Expenses" (determined without giving effect to the expense reduction arrangements described above), do not exceed 0.15% annually. This expense limitation arrangement excludes management fees, taxes, extraordinary expenses, brokerage and transaction costs and expenses associated with the series' investing activities. This contractual fee arrangement will continue until at least April 30, 2006, unless earlier terminated or revised with the consent of the Board of Trustees which oversees the series.

-   EXAMPLE OF EXPENSES--SERVICE CLASS

    THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE SERIES WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THESE EXAMPLES DO NOT TAKE INTO ACCOUNT THE FEES AND EXPENSES IMPOSED BY INSURANCE COMPANIES THROUGH WHICH YOUR INVESTMENT IN A SERIES MAY BE MADE. IF REFLECTED, EXPENSES SHOWN WOULD BE HIGHER.

        The examples assume that:

        - You invest $10,000 in the series for the time periods indicated and you redeem your shares at the end of the time periods;

        - Your investment has a 5% return each year and dividends and other distributions are reinvested; and

        - The series' operating expenses remain the same, except the Value Series total operating expenses are assumed to be the series' "Net Expenses" for the period during which any contractual fee reductions are in effect (see "Expense Summary Expense Table" above).

        Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                                                               PERIOD
                                                    ----------------------------------------------------------
                                                    1 YEAR           3 YEARS          5 YEARS         10 YEARS
    ----------------------------------------------------------------------------------------------------------
    Emerging Growth Series                           $114             $356             $617            $1,363
    Investors Growth Stock Series                     113              353              612             1,352
    Total Return Series                               110              343              595             1,317
    Utilities Series                                  116              362              628             1,386
    Value Series                                      117              372              646             1,429

II   RISK RETURN SUMMARY

     Investment strategies which are common to all series are described under the caption "Certain Investment Strategies."

     1:  EMERGING GROWTH SERIES

-    INVESTMENT OBJECTIVE

     The series' investment objective is long term growth of capital. This objective may be changed without shareholder approval.

-    PRINCIPAL INVESTMENT POLICIES

     The series invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of emerging growth companies. Emerging growth companies are companies which MFS believes are either:

     - early in their life cycle but which have the potential to become major enterprises, or

     - major enterprises which MFS believes have above-average growth prospects or whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment.

     Emerging growth companies may be of any size, and MFS would expect these companies to have products, technologies, management, markets and opportunities which will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation. The series' investments may include securities listed on a securities exchange or traded in the over-the-counter (OTC) markets.

     MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (such as the series) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the series' portfolio manager and MFS' large group of equity research analysts.

     The series may invest in foreign securities (including emerging market securities), through which it may have exposure to foreign currencies.

     The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies.

-    PRINCIPAL RISKS OF AN INVESTMENT

     The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.

     The principal risks of investing in the series are:

     - MARKET RISK: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

     - EMERGING GROWTH RISK: Prices of securities react to the economic condition of the company that issued the security. The series' equity investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in other companies. Emerging growth companies often:

          -  have limited product lines, markets and financial resources

          -  are dependent on management by one or a few key individuals

          - have shares which suffer steeper than average price declines after disappointing earnings reports and are more difficult to sell at satisfactory prices

     - OVER-THE-COUNTER RISK: OTC transactions involve risks in addition to those incurred by transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the series may experience difficulty in purchasing or selling these securities at a fair price.

     - FOREIGN SECURITIES RISK: Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

          - These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

          - Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

          - Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

          - Foreign markets may be less liquid and more volatile than U.S. markets.

          - Foreign securities often trade in currencies other than the U.S. dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters into the contract may fail to perform its obligations to the series.

     - EMERGING MARKETS RISK: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities described above are heightened when investing in emerging markets countries.

     - ACTIVE OR FREQUENT TRADING RISK: The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the series' performance.

     - As with any mutual fund, you could lose money on your investment in the series.

     AN INVESTMENT IN THE SERIES IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

-    BAR CHART AND PERFORMANCE TABLE

     The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series' performance over time compares with that of one or more broad measures of market performance. The chart and table provide past performance information. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

       The series commenced investment operations with the offering of Initial Class shares on July 24, 1995 and subsequently offered Service Class shares on May 1, 2000. Service Class share performance includes the performance of the series Initial Class shares for any applicable periods prior to the offering of Service Class shares (blended performance). Because operating expenses of Service Class shares are higher than those of the Initial Class shares, this blended Service Class share performance is higher than it would have been had Service Class shares had been offered for the entire period. Past performance is no guarantee of future results. Blended class performance has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees).

     BAR CHART

     The bar chart shows changes in the annual total returns of the series' Service Class shares, assuming the reinvestment of distributions.

[CHART]

2000    (19.11%)
2001    (33.62%)
2002    (33.85%)
2003     29.93%^
2004     12.72%

     ----------
     ^ The series' 2003 total return includes proceeds received by the series from a non-recurring litigation settlement. Excluding the effect of this payment, the series' 2003 annual total return would have been 29.18% (see Financial Highlights for more information).

       During the period shown in the bar chart, the highest quarterly return was 21.89% (for the calendar quarter ended December 31, 2001) and the lowest quarterly return was (29.04)% (for the calendar quarter ended September 30, 2001).

     PERFORMANCE TABLE

     This table shows how the average annual total returns of the series' shares compares to a broad measure of market performance and one or more other market indicators and assumes the investment of distributions.

     AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2004)

                                                                   1 YEAR       5 YEAR^       LIFE*^
     Emerging Growth Series--Service Class Shares                   12.72%      (12.37)%        7.91%
     Russell 3000(R) Growth Index**+                                 6.93%       (8.87)%        7.30%

     ----------
     ^ A portion of the returns shown is attributable to the receipt of a non-recurring payment in settlement of a class action lawsuit (see "Financial Highlights").
     * Series performance figures are for the period from the commencement of the series' investment operations, July 24, 1995, through December 31, 2004. Index returns are from August 1, 1995.
     **   Source: Standard & Poor's Micropal, Inc.
     + The Russell 3000 Growth Index measures the performance of U.S. growth stocks.

     All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown, without these the results would have been less favorable.

-    PORTFOLIO MANAGERS

     Information regarding the portfolio managers of the series is set forth below. Further information regarding the series' portfolio managers, including other accounts managed, compensation, ownership of series shares and possible conflicts of interest, is available in the series' Statement of Additional Information.

     PORTFOLIO MANAGER          PRIMARY ROLE           SINCE                       TITLE AND FIVE YEAR HISTORY
     -----------------          ------------           -----                       ---------------------------
     Eric B. Fischman          Lead Portfolio           2002             Vice President of MFS; employed in the investment
                                   Manager                               management area of MFS since 2000. Prior to 2000
                                                                         Mr. Fischman was employed as an Equity Research
                                                                         Analyst for State Street Research & Management Co.

     David Sette-Ducati       Portfolio Manager         2000             Senior Vice President of MFS; employed in the
                                                                         investment management area of MFS since 1995.

     2:  INVESTORS GROWTH STOCK SERIES

-    INVESTMENT OBJECTIVE

     The series' investment objective is to provide long-term growth of capital and future income rather than current income. This objective may be changed without shareholder approval.

-    PRINCIPAL INVESTMENT POLICIES

     The series invests, under normal market conditions, at least 80% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of companies which MFS believes offer better than average prospects for long-term growth.

     MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (such as the series) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the series' portfolio manager and MFS' large group of equity research analysts.

     The series may invest in foreign securities through which it may have exposure to foreign currencies.

     The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies.

-    PRINCIPAL RISKS OF AN INVESTMENT

     The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.

     The principal risks of investing in the series are:

     - MARKET RISK: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

     - GROWTH COMPANIES RISK: Prices of growth company securities held by the series may fall to a greater extent than the overall equity markets (E.G., as represented by the Standard and Poor's 500 Composite Stock Index) due to changing economic, political or market conditions or disappointing growth company earnings results.

     - FOREIGN SECURITIES RISK: Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

          - These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

          - Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

          - Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

          - Foreign markets may be less liquid and more volatile than U.S. markets.

          - Foreign securities often trade in currencies other than the U.S. dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters into the contract may fail to perform its obligations to the series.

     - ACTIVE OR FREQUENT TRADING RISK: The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the series' performance.

     - As with any mutual fund, you could lose money on your investment in the series.

     AN INVESTMENT IN THE SERIES IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

-    BAR CHART AND PERFORMANCE TABLE

     The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series' performance over time compares with that of one or more broad measures of market performance. The chart and table provide past performance information. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

       The series commenced investment operations with the offering of Initial Class shares on May 3, 1999 and subsequently offered Service Class shares on May 1, 2000. Service Class share performance includes the performance of the series Initial Class shares for any applicable periods prior to the offering of Service Class shares (blended performance). Because operating expenses of Service Class shares are higher than those of the Initial Class shares, this blended Service Class share performance is higher than it would have been had Service Class shares had been offered for the entire period. Past performance is no guarantee of future results. Blended class performance has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees).

     BAR CHART

     The bar chart shows changes in the annual total returns of the series' Service Class shares, assuming the reinvestment of distributions.

[CHART]

2000     (6.31%)
2001    (24.83%)
2002    (27.71%)
2003     22.60%
2004      8.98%

        During the period shown in the bar chart, the highest quarterly return was 14.85% (for the calendar quarter ended December 31, 2001) and the lowest quarterly return was (21.53)% (for the calendar quarter ended September 30, 2001).

     PERFORMANCE TABLE

     This table shows how the average annual total returns of the series' shares compares to a broad measure of market performance and one or more other market indicators and assumes the investment of distributions.

     AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2004)

                                                                    1 YEAR      5 YEAR     LIFE*
     Investors Growth Stock Series--Service Class Shares             8.98%      (7.40)%   (0.86)%
     Russell 1000 Growth Index**+                                    6.30%      (9.29)%   (4.56)%

     ----------
     * Series performance figures are for the period from the commencement of the series' investment operations, May 3, 1999, through
          December 31, 2004. Index return is from May 1, 1999.
     **   Source: Standard & Poor's Micropal, Inc.
     + The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks.

     All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown, without these the results would have been less favorable.

-    PORTFOLIO MANAGER

     Information regarding the portfolio managers of the series is set forth below. Further information regarding the series' portfolio managers, including other accounts managed, compensation, ownership of series shares and possible conflicts of interest, is available in the series' Statement of Additional Information.

     PORTFOLIO MANAGER          PRIMARY ROLE               SINCE                 TITLE AND FIVE YEAR HISTORY
     -----------------          ------------               -----                 ---------------------------
     Stephen Pesek           Portfolio Manager              1994         Senior Vice President of MFS; employed in the
                                                                         investment management area of MFS since 1994.

     S. Irfan Ali            Portfolio Manager              2003         Senior Vice President of MFS; employed in the
                                                                         investment management area of MFS since 1993.

     Gregory Locraft         Portfolio Manager              2003         Vice President of MFS; employed in the investment
                                                                         management area of MFS since 1998.

     3:  TOTAL RETURN SERIES

-    INVESTMENT OBJECTIVES

     The series' main investment objective is to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital. Its secondary objective is to provide reasonable opportunity for growth of capital and income. These objectives may be changed without shareholder approval.

-    PRINCIPAL INVESTMENT POLICIES

     The series is a "balanced fund," and invests in a combination of equity and fixed income securities. Under normal market conditions, the series invests:

     - at least 40%, but not more than 75%, of its net assets in common stocks and related securities (referred to as equity securities), such as preferred stock; bonds, warrants or rights convertible into stock; and depositary receipts for those securities, and

     - at least 25% of its net assets in non-convertible fixed income securities.

     The series may vary the percentage of its assets invested in any one type of security (within the limits described above) in accordance with MFS's interpretation of economic and money market conditions, fiscal and monetary policy and underlying security values.

     Consistent with the series' principal investment policies the series may invest in foreign securities, and may have exposure to foreign currencies through its investment in these securities.

     EQUITY INVESTMENTS. While the series may invest in all types of equity securities, MFS generally seeks to purchase for the series equity securities, such as common stocks, preferred stocks, convertible securities and depositary receipts, of companies that MFS believes are undervalued in the market relative to their long-term potential. The equity securities of these companies may be undervalued because:

     - they are viewed by MFS as being temporarily out of favor in the market due to

          -  a decline in the market,

          -  poor economic conditions,

          - developments that have affected or may affect the issuer of the securities or the issuer's industry, or

     -  the market has overlooked them.

     Undervalued equity securities generally have low price-to-book, price-to-sales and/or price-to-earnings ratios. The series focuses on undervalued equity securities issued by companies with relatively large market capitalizations (i.e., market capitalizations of $5 billion or more).

     As noted above, the series' investments in equity securities include convertible securities. A convertible security is a security that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security generally provides:

     -  a fixed income stream, and

     - the opportunity, through its conversion feature, to participate in an increase in the market price of the underlying common stock.

     MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (including the equity portion of the series) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the series' portfolio manager and MFS' large group of equity research analysts.

     FIXED INCOME INVESTMENTS. The series invests in securities which pay a fixed interest rate, which include:

     - U.S. GOVERNMENT SECURITIES, which are bonds or other debt obligations issued by, or whose principal and interest payments are guaranteed or supported by, the U.S. government, one of its agencies or instrumentalities, or a government-sponsored enterprise. Certain U.S. Government securities in which the series may invest, such as U.S. Treasury obligations (including bills, notes and bonds) and mortgage-backed securities guaranteed by the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. Government and ordinarily involve minimal credit risk. Other U.S. Government securities in which the series may invest involve increased credit risk because they are backed only by the credit of a U.S. federal agency or government-sponsored enterprise, such as the Student Loan Marketing Association (Sallie Mae), the Federal Home Loan Banks (FHLBs), the Federal Home Loan Mortgage Corporation (Freddie Mac) or the Federal National Mortgage Association (Fannie Mae). Although government-sponsored enterprises such as Sallie Mae, FHLBs, Freddie Mac, and Fannie Mae may be chartered or sponsored by Congress, they are not funded by Congressional appropriations and their securities are not issued or guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. Government.

     - MORTGAGE-BACKED AND ASSET-BACKED SECURITIES, which represent interests in a pool of assets such as mortgage loans, car loan receivables, or credit card receivables. These investments entitle the series to a share of the principal and interest payments made on the underlying mortgage, car loan, or credit card. For example, if the series invests in a pool that includes your mortgage loan, a share of the principal and interest payments on your mortgage would pass to the series, and

     - CORPORATE BONDS, which are bonds or other debt obligations issued by corporations or other similar entities, including lower rated securities commonly referred to as junk bonds.

     In selecting fixed income investments for the series, MFS considers the views of its large group of fixed income portfolio managers and research analysts. This group periodically assesses the three-month total return outlook for various segments of the fixed income markets. This three-month "horizon" outlook is used by the portfolio manager(s) of MFS' fixed-income oriented series (including the fixed-income portion of the series) as a tool in making or adjusting a series' asset allocations to various segments of the fixed income markets. In assessing the credit quality of fixed-income securities, MFS does not rely solely on the credit ratings assigned by credit rating agencies, but rather performs its own independent credit analysis.

-    PRINCIPAL RISKS OF AN INVESTMENT

     The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.

     The principal risks of investing in the series are:

     - ALLOCATION RISK: The series will allocate its investments between equity and fixed income securities, and among various segments of the fixed income markets, based upon judgments made by MFS. The series could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines.

     - FOREIGN SECURITIES RISK: Investing in foreign securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

          - These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

          - Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

          - Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

          - Foreign markets may be less liquid and more volatile than U.S. markets.

          - Foreign securities often trade in currencies other than the U.S. dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters into the contract may fail to perform its obligations to the series.

     - MARKET RISK: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

     - UNDERVALUED SECURITIES RISK: Prices of securities react to the economic condition of the company that issued the security. The series' equity investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions. MFS will invest in securities that are undervalued based on its belief that the market value of these securities will rise due to anticipated events and investor perceptions. If these events do not occur or are delayed, or if investor perceptions about the securities do not improve, the market price of these securities may not rise or may fall.

     - INTEREST RATE RISK: When interest rates rise, the prices of fixed income securities in the series' portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the series' portfolio will generally rise.

     - CONVERTIBLE SECURITIES RISK: Convertible securities, like fixed income securities, tend to increase in value when interest rates decline and decrease in value when interest rates rise. The market value of a convertible security also tends to increase as the market value of the underlying stock rises and decrease as the market value of the underlying stock declines.

     - MATURITY RISK: Interest rate risk will generally affect the price of a fixed income security more if the security has a longer maturity. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of the series' fixed income investments will affect the volatility of the series' share price.

     - CREDIT RISK: Credit risk is the risk that the issuer of a fixed income security will not be able to pay principal and interest when due. Rating agencies assign credit ratings to certain fixed income securities to indicate their credit risk. The price of a fixed income security will generally fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer's credit rating or other news affects the market's perception of the issuer's credit risk. Investors should note that while securities issued by certain U.S. Government agencies or instrumentalities are guaranteed by the U.S. Government, securities issued by many U.S. Government agencies are not guaranteed by the U.S. Government.

     -  JUNK BOND RISK:

          - HIGHER CREDIT RISK: Junk bonds are subject to a substantially higher degree of credit risk than higher rated bonds. During recessions, a high percentage of issuers of junk bonds may default on payments of principal and interest. The price of a junk bond may therefore fluctuate drastically due to bad news about the issuer or the economy in general.

          - HIGHER LIQUIDITY RISK: During recessions and periods of broad market declines, junk bonds could become less liquid, meaning that they will be harder to value or sell at a fair price.

     - LIQUIDITY RISK: The fixed income securities purchased by the series may be traded in the over-the-counter market rather than on an organized exchange and are subject to liquidity risk. This means that they may be harder to purchase or sell at a fair price. The inability to purchase or sell these fixed income securities at a fair price could have a negative impact on the series' performance.

     -  MORTGAGE-BACKED AND ASSET-BACKED SECURITIES:

          -  MATURITY RISK:

             - MORTGAGE-BACKED SECURITIES: A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall.

                  - When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the series' mortgage-backed securities will result in an unforeseen loss of interest income to the series as the series may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgage-backed securities does not increase as much as other fixed income securities when interest rates fall.

                  - When interest rates rise, homeowners are less likely to prepay their mortgage loans. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed income securities when interest rates rise.

             - COLLATERALIZED MORTGAGE OBLIGATIONS: The series may invest in mortgage-backed securities called collateralized mortgage obligations (CMOs). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, the series may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

             - ASSET-BACKED SECURITIES: Asset-backed securities have prepayment risks similar to mortgage-backed securities.

          - CREDIT RISK: As with any fixed income security, mortgage-backed and asset-backed securities are subject to the risk that the issuer will default on principal and interest payments. It may be difficult to enforce rights against the assets underlying mortgage-backed and asset-backed securities in the case of default. Investors should note that while securities issued by certain U.S. Government agencies or instrumentalities are guaranteed by the U.S. Government, securities issued by many U.S. Government agencies are not guaranteed by the U.S. Government. Mortgage-backed securities and asset-backed securities issued by private lending institutions or other financial intermediaries may be supported by insurance or other forms of guarantees.

     - As with any mutual fund, you could lose money on your investment in the series.

     AN INVESTMENT IN THE SERIES IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

     -    BAR CHART AND PERFORMANCE TABLE

     The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series' performance over time compares with that of one or more broad measures of market performance. The chart and table provide past performance information. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

       The series commenced investment operations with the offering of Initial Class shares on January 3, 1995 and subsequently offered Service Class shares on May 1, 2000. Service Class share performance includes the performance of the series Initial Class shares for any applicable periods prior to the offering of Service Class shares (blended performance). Because operating expenses of Service Class shares are higher than those of the Initial Class shares, this blended Service Class share performance is higher than it would have been had Service Class shares had been offered for the entire period. Past performance is no guarantee of future results. Blended class performance has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees).

     BAR CHART

     The bar chart shows changes in the annual total returns of the series' Service Class shares, assuming the reinvestment of distributions.

[CHART]

2000    15.84%
2001     0.02%
2002    (5.35%)
2003    16.00%
2004    11.03%

       During the period shown in the bar chart, the highest quarterly return was 10.27% (for the calendar quarter ended June 30, 2003) and the lowest quarterly return was (7.97)% (for the calendar quarter ended September 30, 2002).

     PERFORMANCE TABLE

     This table shows how the average annual total returns of the series' shares compares to a broad measure of market performance and one or more other market indicators and assumes the reinvestment of distributions.

     AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2004)

                                                               1 YEAR    5 YEAR      LIFE*
     Total Return Series--Service Class Shares                  11.03%     7.15%    11.20%
     Standard & Poor's 500 Stock Index**+                       10.87%    (2.30)%   12.07%
     Lehman Brothers Aggregate Bond Index**@                     4.34%     7.71%     7.72%

     ----------
     * Series performance figures are for the period from the commencement of the series' investment operations, January 3, 1995, through December 31, 2004. Index returns are from January 1, 1995.
     **   Source: Standard & Poor's Micropal, Inc.
     + The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market.
     @ The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market.

     All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown, without these the results would have been less favorable.

-    PORTFOLIO MANAGERS

     Information regarding the portfolio managers of the series is set forth below. Further information regarding the series' portfolio managers, including other accounts managed, compensation, ownership of series shares and possible conflicts of interest, is available in the series' Statement of Additional Information.

     PORTFOLIO MANAGER         PRIMARY ROLE            SINCE                TITLE AND FIVE YEAR HISTORY
     -----------------         ------------            -----                ---------------------------
     Alan Langsner           Multi-Cap Value           2004            Vice President of MFS; employed in the
                            Equities Portfolio                         investment management area of MFS since
                                 Manager                               1999.

     Brooks Taylor            Lead/Large Cap           2004            Senior Vice President of MFS; employed in
                              Value Equities                           the investment management area of MFS
                             Portfolio Manager                         since 1996.

     Kenneth Enright          Multi-Cap Value          1999            Senior Vice President of MFS; employed in
                            Equities Portfolio                         the investment management area of MFS
                                  Manager                              since 1986.

     Michael Roberge          Debt Securities          2002            Executive Vice President of MFS;
                             Portfolio Manager                         employed in the investment management
                                                                       area of MFS since 1996.

     Steven Gorham            Large-Cap Value          2002            Senior Vice President of MFS; employed in
                            Equities Portfolio                         the investment management area of MFS
                                  Manager                              since 1992.

     William Adams           Debt Securities           2004            Vice President of MFS; employed in the
                            Portfolio Manager                          investment management area of MFS since
                                                                       1997.

     William Douglas         Mortgage Backed           2004            Vice President of MFS; employed in the
                             Debt Securities                           investment management area of MFS since
                            Portfolio Manager                          2004. Prior to 2004, Mr. Douglas was a
                                                                       Vice President and Senior Mortgage
                                                                       Analyst at Wellington Management Company
                                                                       LLP.

     4:  UTILITIES SERIES

-    INVESTMENT OBJECTIVE

     The series' investment objective is to seek capital growth and current income (income above that available from a portfolio invested entirely in equity securities). This objective may be changed without shareholder approval.

-    PRINCIPAL INVESTMENT POLICIES

     The series invests, under normal market conditions, at least 80% of its net assets in equity and debt securities of domestic and foreign companies (including emerging markets) in the utilities industry. MFS considers a company to be in the utilities industry if, at the time of investment, MFS determines that a substantial portion of the company's assets or revenues are derived from one or more utilities. Securities in which the series invests are not selected based upon what sector of the utilities industry a company is in (i.e., electric, gas, telecommunications) or upon a company's geographic region. Companies in the utilities industry include:

     - companies engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services; and

     - companies engaged in telecommunications, including telephone, cellular telephone, telegraph, satellite, microwave, cable television and other communications media (but not companies engaged in public broadcasting).

     The series is a non-diversified mutual fund. This means that the series may invest a relatively high percentage of its assets in one or a few issuers.

     The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies.

     EQUITY INVESTMENTS. MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (including the equity portion of the series) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the series' portfolio manager and MFS' large group of equity research analysts. In performing this analysis and selecting securities for the series, MFS places particular emphasis on each of the following factors:

     -  the current regulatory environment;

     -  the strength of the company's management team; and

     - the company's growth prospects and valuation relative to its long-term potential.

     Equity securities purchased by the series consist of common stocks, preferred stocks, convertible securities and depositary receipts. Equity securities may be listed on a securities exchange or traded in the over-the-counter markets.

     As noted above, the series' investments in equity securities include convertible securities. A convertible security is a security that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security generally provides:

     -  a fixed income stream, and

     - the opportunity, through its conversion feature, to participate in an increase in the market price of the underlying common stock.

     FIXED INCOME INVESTMENTS. The series invests in securities which pay a fixed interest rate. These securities include:

     - CORPORATE BONDS, which are bonds or other debt obligations issued by corporations or similar entities, including lower rated bonds, commonly known as junk bonds, which are bonds assigned low credit ratings by credit rating agencies or which are unrated and considered by MFS to be comparable in quality to lower rated bonds;

     - MORTGAGE-BACKED SECURITIES AND ASSET-BACKED SECURITIES, which are securities that represent interests in a pool of assets such as mortgage loans, car loan receivables, or credit card receivables. These investments entitle the series to a share of the principal and interest payments made on the underlying mortgage, car loan, or credit card. For example, if the series invested in a pool that included your mortgage loan, a share of the principal and interest payments on your mortgage would pass to the series;

     - U.S. GOVERNMENT SECURITIES, which are bonds or other debt obligations issued by, or whose principal and interest payments are guaranteed or supported by, the U.S. government, one of its agencies or instrumentalities, or a government-sponsored enterprise. Certain U.S. Government securities in which the series may invest, such as U.S. Treasury obligations (including bills, notes and bonds) and mortgage-backed securities guaranteed by the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. Government and ordinarily involve minimal credit risk. Other U.S. Government securities in which the series may invest involve increased credit risk because they are backed only by the credit of a U.S. federal agency or government-sponsored enterprise, such as the

        Student Loan Marketing Association (Sallie Mae), the Federal Home Loan Banks (FHLBs), the Federal Home Loan Mortgage Corporation (Freddie Mac) or the Federal National Mortgage Association (Fannie Mae). Although government-sponsored enterprises such as Sallie Mae, FHLBs, Freddie Mac, and Fannie Mae may be chartered or sponsored by Congress, they are not funded by Congressional appropriations and their securities are not issued or guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. Government.

     - JUNK BONDS, which are bonds assigned low credit ratings by credit rating agencies or which are unrated and considered by MFS to be comparable to lower rated bonds.

     In selecting fixed income investments for the series, MFS considers the views of its large group of fixed income portfolio managers and research analysts. This group periodically assesses the three-month total return outlook for various segments of the fixed income markets. This three-month "horizon" outlook is used by the portfolio manager(s) of MFS' fixed-income oriented series (including the fixed-income portion of the series) as a tool in making or adjusting a series' asset allocations to various segments of the fixed income markets. In assessing the credit quality of fixed-income securities, MFS does not rely solely on the credit ratings assigned by credit rating agencies, but rather performs its own independent credit analysis.

     FOREIGN SECURITIES. The series invests in foreign securities (including emerging markets securities) such as:

     -  equity securities of foreign companies in the utilities industry,

     - fixed income securities of foreign companies in the utilities industry, and

     -  fixed income securities issued by foreign governments.

     These investments may expose the series to foreign currencies.

-    PRINCIPAL RISKS OF AN INVESTMENT

     The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.

     The principal risks of investing in the series are:

     - CONCENTRATION RISK: The series' investment performance will be closely tied to the performance of utility companies. Many utility companies, especially electric and gas and other energy related utility companies, are subject to various uncertainties, including:

          -  risks of increases in fuel and other operating costs;

          - restrictions on operations and increased costs and delays as a result of environmental and nuclear safety regulations;

          -  coping with the general effects of energy conservation;

          - technological innovations which may render existing plants, equipment or products obsolete;

          -  the potential impact of natural or man-made disasters;

          - difficulty obtaining adequate returns on invested capital, even if frequent rate increases are approved by public service commissions;

          -  the high cost of obtaining financing during periods of inflation;

          - difficulties of the capital markets in absorbing utility debt and equity securities; and

          -  increased competition.

     For example, electric utilities in California have experienced financial difficulties recently related to changes in regulations and price volatility in the oil and natural gas markets. Similar difficulties could arise for other types of utilities or in other regions.

     Furthermore, there are uncertainties resulting from certain telecommunications companies' diversification into new domestic and international businesses as well as agreements by many such companies linking future rate increases to inflation or other factors not directly related to the active operating profits of the enterprise. Because utility companies are faced with the same obstacles, issues and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions. These price movements may have a larger impact on the series than on a series with a more broadly diversified portfolio.

     - REGULATION AND DEREGULATION: The value of utility company securities may decline because governmental regulation controlling the utilities industry can change. This regulation may prevent or delay the utility company from passing along cost increases to its customers. Furthermore, regulatory authorities may not grant future rate increases. Any increases granted may not be adequate to permit the payment of dividends on common stocks. Deregulation in some markets has resulted in increased costs and competition for utilities companies and great volatility in those companies' securities prices.

     - MARKET RISK: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

     - COMPANY RISK: Prices of securities react to the economic condition of the company that issued the security. The series' investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

     - INTEREST RATE RISK: When interest rates rise, the prices of fixed income securities in the series' portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the series' portfolio will generally rise.

     - CONVERTIBLE SECURITIES RISK: Convertible securities, like fixed income securities, tend to increase in value when interest rates decline and decrease in value when interest rates rise. The market value of a convertible security also tends to increase as the market value of the underlying stock rises and decrease as the market value of the underlying stock declines.

     - MATURITY RISK: Interest rate risk will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of the series' fixed income investments will affect the volatility of the series' share price.

     - CREDIT RISK: Credit risk is the risk that the issuer of a fixed income security will not be able to pay principal and interest when due. Rating agencies assign credit ratings to certain fixed income securities to indicate their credit risk. The price of a fixed income security will generally fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer's credit rating or other news affects the market's perception of the issuer's credit risk. Investors should note that many U.S. Government securities in which the series may invest are not supported by the full faith and credit of the U.S. Government (including securities issued by government sponsored enterprises and by certain U.S. federal agencies and instrumentalities) and involve increased credit risk.

     -  JUNK BOND RISK

          - HIGHER CREDIT RISK: Junk bonds are subject to a substantially higher degree of credit risk than higher rated bonds. During recessions, a high percentage of issuers of junk bonds may default on payments of principal and interest. The price of a junk bond may therefore fluctuate drastically due to bad news about the issuer or the economy in general.

          - HIGHER LIQUIDITY RISK: During recessions and periods of broad market declines, junk bonds could become less liquid, meaning that they will be harder to value or sell at a fair price.

     -  MORTGAGE-BACKED AND ASSET-BACKED SECURITIES RISK

          -  MATURITY RISK:

             - MORTGAGE-BACKED SECURITIES: A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall.

                  - When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the series' mortgage-backed securities will result in an unforeseen loss of interest income to the series as the series may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgage-backed securities do not increase as much as other fixed income securities when interest rates fall.

                  - When interest rates rise, homeowners are less likely to prepay their mortgage loans. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed income securities when interest rates rise.

             - COLLATERALIZED MORTGAGE OBLIGATIONS: The series may invest in mortgage-backed securities called collateralized mortgage obligations (CMOs). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, the series may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

             - ASSET-BACKED SECURITIES: Asset-backed securities have prepayment risks similar to mortgage-backed securities.

          - CREDIT RISK: As with any fixed income security, mortgage-backed and asset-backed securities are subject to the risk that the issuer will default on principal and interest payments. It may be difficult to enforce rights against the assets underlying mortgage-backed and asset-backed securities in the case of default. Investors should note that while securities issued by certain U.S. Government agencies or instrumentalities are guaranteed by the U.S. Government, securities issued by many U.S. Government agencies are not guaranteed by the U.S. Government. Mortgage-backed securities and asset-backed securities issued by private lending institutions or other financial intermediaries may be supported by insurance or other forms of guarantees.

     - FOREIGN SECURITIES RISK: Investing in foreign securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

          - These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

          - Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

          - Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

          - Foreign markets may be less liquid and more volatile than U.S. markets.

          - Foreign securities often trade in currencies other than the U.S. dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters into the contract may fail to perform its obligations to the series.

     - EMERGING MARKETS RISK: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities described above are heightened when investing in emerging markets countries.

     - NON-DIVERSIFIED STATUS RISK: Because the series may invest a higher percentage of its assets in a small number of issuers, the series is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified fund.

     - ACTIVE OR FREQUENT TRADING RISK: The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the series' performance.

     - As with any mutual fund, you could lose money on your investment in the series.

     AN INVESTMENT IN THE SERIES IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

-    BAR CHART AND PERFORMANCE TABLE

     The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series' performance over time compares with that of one or more broad measures of market performance. The chart and table provide past performance information. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

       The series commenced investment operations with the offering of Initial Class shares on January 3, 1995 and subsequently offered Service Class shares on May 1, 2000. Service Class share performance includes the performance of the series Initial Class shares for any applicable periods prior to the offering of Service Class shares (blended performance). Because operating expenses of Service Class shares are higher than those of the Initial Class shares, this blended Service Class share performance is higher than it would have been had Service Class shares had been offered for the entire period. Past performance is no guarantee of future results. Blended class performance has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees).

     BAR CHART

     The bar chart shows changes in the annual total returns of the series' Service Class shares, assuming the reinvestment of distributions.

[CHART]

2000      7.07%
2001    (24.44%)
2002    (22.90%)
2003     35.57%
2004     29.84%

       During the period shown in the bar chart, the highest quarterly return was 20.16% (for the calendar quarter ended June 30, 2003) and the lowest quarterly return was (16.41)% (for the calendar quarter ended September 30, 2001).

     PERFORMANCE TABLE

     This table shows how the average annual total returns of the series' shares compares to a broad measure of market performance and one or more other market indicators and assumes the investment of distributions.

     AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2004)

                                                               1 YEAR    5 YEAR     LIFE*
     Utilities Series--Service Class Shares                     29.84%     1.89%    13.50%
     Standard & Poor's 500 Utilities Index**+                   24.28%     3.73%     8.16%

     ----------
     * Series performance figures are for the period from the commencement of the series' investment operations on January 3, 1995, through December 31, 2004. Index returns are from January 1, 1995.
     ** The Standard & Poor's 500 Utilities Index measures the performance of the utility sector.
     +    Source: Standard & Poor's Micropal, Inc.

     All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown, without these the results would have been less favorable.

-    PORTFOLIO MANAGER

     Information regarding the portfolio managers of the series is set forth below. Further information regarding the series' portfolio managers, including other accounts managed, compensation, ownership of series shares and possible conflicts of interest, is available in the series' Statement of Additional Information.

     PORTFOLIO MANAGER         PRIMARY ROLE            SINCE                TITLE AND FIVE YEAR HISTORY
     -----------------         ------------            -----                ---------------------------
     Maura Shaughnessy      Equities Portfolio         1995            Senior Vice President of MFS; employed
                                  Manager                              in the investment management area of MFS
                                                                       since 1991.

     Robert Persons         Debt Securities          May 2005          Vice President of MFS; employed in the
                            Portfolio Manager                          investment management area of MFS since
                                                                       2000. Prior to 2000 Mr. Persons was a
                                                                       Bond Analyst/Portfolio Manager at
                                                                       Scudder Kemper Investments.

     5:  VALUE SERIES

-    INVESTMENT OBJECTIVE

     The series' investment objective is to seek capital appreciation and reasonable income. This objective may be changed without shareholder approval.

-    PRINCIPAL INVESTMENT POLICIES

     The series invests, under normal market conditions, at least 65% of its net assets in income producing equity securities of companies which the adviser believes are undervalued in the market relative to their long term potential. Equity securities include common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities. While the series may invest in companies of any size, the series generally focuses on undervalued companies with large market capitalizations. The equity securities of these companies may be undervalued because:

     -  they are temporarily out of favor in the market due to

          -  a decline in the market

          -  poor economic conditions

          - developments that have affected or may affect the issuer of the securities or the issuer's industry

     -  the market has overlooked them.

     Undervalued equity securities generally have low price-to-book, price-to-sales and/or price-to-earnings ratios. The series seeks to achieve a gross yield that exceeds that of the Standard & Poor's 500 Composite Stock Index. Equity securities may be listed on a securities exchange or traded in the over-the-counter (OTC) markets.

     MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (such as the series) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the series' portfolio manager and MFS' large group of equity research analysts.

     The series may invest in foreign securities through which it may have exposure to foreign currencies.

-    PRINCIPAL RISKS OF AN INVESTMENT

     The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objectives, that are not described here.

     The principal risks of investing in the series are:

     - MARKET RISK: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

     - UNDERVALUED SECURITIES RISK: The series may invest in securities that are undervalued based on its belief that the market value of these securities will rise due to anticipated events and investor perceptions. If these events do not occur or are delayed, or if investor perceptions about the securities do not improve, the market price of these securities may not rise as expected or may fall.

     - LARGE CAP COMPANIES RISK: Large cap companies tend to go in and out of favor based on market and economic conditions. Large cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potential lower risk, the series' value may not rise as much as the value of series that emphasize smaller cap companies.

     - INTEREST RATE RISK: Income producing equity securities may react like fixed income securities to changes in interest rates. Thus, when interest rates rise, the prices of income producing equity securities may fall. Conversely, a decrease in interest rates may cause these securities to increase in value.

     - FOREIGN MARKETS RISK: Investing in foreign securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

          - These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

          - Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

          - Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

          - Foreign markets may be less liquid and more volatile than U.S. markets.

          - Foreign securities often trade in currencies other than the U.S. dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters into the contract may fail to perform its obligations to the series.

     - OVER-THE-COUNTER RISK: OTC transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the series may experience difficulty in buying and selling these stocks at prevailing market prices.

     - As with any mutual fund, you could lose money on your investment in the series.

     AN INVESTMENT IN THE SERIES IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

-    BAR CHART AND PERFORMANCE TABLE

     The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series' performance over time compares with that of one or more broad measures of market performance. The chart and table provide past performance information. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

     BAR CHART

     The bar chart shows changes in the annual total returns of the series' Service Class shares, assuming the reinvestment of distributions.

[CHART]

2003    24.71%
2004    14.82%

       During the period shown in the bar chart, the highest quarterly return was 14.96% (for the calendar quarter ended June 30, 2003) and the lowest quarterly return was (6.38)% (for the calendar quarter ended March 31, 2003).

     PERFORMANCE TABLE

     This table shows how the average annual total returns of the series' shares compares to a broad measure of market performance and one or more other market indicators and assumes the reinvestment of distributions.

     AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2004)

                                                    1 YEAR     LIFE*
     Value Series--Service Class Shares             14.82%     7.27%
     Russell 1000 Value Index**+                    16.49%     8.57%

     ----------
     * Series performance figures are for the period from the commencement of the series' investment operations, January 2, 2002, through December 31, 2004. Index returns are from January 1, 2002.
     **   Source: Standard & Poor's Micropal, Inc.
     + The Russell 1000 Value Index measures the performance of Large-Cap U.S. Value Stocks.

     All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown, without these the results would have been less favorable.

-    PORTFOLIO MANAGERS

     Information regarding the portfolio managers of the series is set forth below. Further information regarding the series' portfolio managers, including other accounts managed, compensation, ownership of series shares and possible conflicts of interest, is available in the series' Statement of Additional Information.

     PORTFOLIO MANAGER         PRIMARY ROLE            SINCE                TITLE AND FIVE YEAR HISTORY
     -----------------         ------------            -----                ---------------------------
     Steven Gorham          Portfolio Manager          2002            Senior Vice President of MFS; employed in
                                                                       the investment management area of MFS
                                                                       since 1992.

III  CERTAIN INVESTMENT STRATEGIES AND RISKS

-    FURTHER INFORMATION ON INVESTMENT STRATEGIES AND RISKS

     Each series may invest in various types of securities and engage in various investment techniques and practices that are not the principal focus of the series and therefore are not described in this prospectus. The types of securities and investment techniques and practices in which a series may engage, including the principal investment techniques and practices described above, are identified in Appendix A to this Prospectus, and are discussed, together with their risks, in the trust's Statement of Additional Information (referred to as the SAI), which you may obtain by contacting MFS Service Center, Inc. (see back cover for address and phone number).

-    TEMPORARY DEFENSIVE POLICIES

     Each series may depart from its principal investment strategies by temporarily investing for defensive purposes when adverse market, economic or political conditions exist. While a series invests defensively, it may not be able to pursue its investment objective. A series defensive investment position may not be effective in protecting its value.

-    ACTIVE OR FREQUENT TRADING

     Each series may engage in active or frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains as compared to a series with less active trading policies. Frequent trading also increases transaction costs, which could detract from the series' performance.

IV   MANAGEMENT OF THE SERIES

-    INVESTMENT ADVISER

     Massachusetts Financial Services Company (referred to as MFS or the adviser) is the investment adviser to each series. MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $146.4 billion as of December 31, 2004. MFS is located at 500 Boylston Street, Boston, Massachusetts 02116.

     MFS provides investment management and related administrative services and facilities to each series, including portfolio management and trade execution. For these services, each series pays MFS an annual management fee, based on average daily net assets, as set forth in its Investment Advisory Agreement:

     MFS Capital Opportunities Series                        0.75%
     MFS Emerging Growth Series                              0.75%
     MFS Global Equity Series                                1.00%
     MFS High Income Series                                  0.75%
     MFS Investors Growth Stock Series                       0.75%
     MFS Investors Trust Series                              0.75%
     MFS Mid Cap Growth Series                               0.75%
     MFS New Discovery Series                                0.90%
     MFS Research Series                                     0.75%
     MFS Research Bond Series                                0.60%
     MFS Research International Series                       0.90%
     MFS Strategic Income Series                             0.75%
     MFS Total Return Series                                 0.75%
     MFS Utilities Series                                    0.75%
     MFS Value Series                                        0.75%

     For each series except Research Bond Series and Research International Series, the rate shown is the effective management fee rate paid for the fiscal year ended December 31, 2004. The effective management fee rate for the Research Bond Series is set forth under "Expense Summary--Expense Table." The Research International Series was launched on May 1, 2005.

     MFS Fund Distributors, Inc. or one or more of its affiliates (for purposes of this section only, collectively, "MFD"), out of their own resources, may make additional cash payments to insurance companies and plan sponsors to whom shares of the series are offered (collectively, together with their affiliates, "Record Owners") as incentives to market the series or to cooperate with MFD's promotional efforts or in recognition of their marketing and/or administrative support. This compensation, which is paid by MFD, is not reflected in the fees and expenses listed in the fee table section of the series' prospectus. In the case of any one Record Owner, marketing and administrative support payments generally will not exceed 0.25% of the total assets of the series attributable to the Record Owner, on an annual basis. This restriction is subject to certain limited exceptions and may be increased or otherwise modified by MFD from time to time. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, MFD may pay or allow other promotional incentives or payments to Record Owners.

     These payments may provide an additional incentive to Record Owners to actively promote the series or cooperate with MFD's promotional efforts. Depending on the arrangements in place at any particular time, a Record Owner may have a financial incentive to recommend a particular series or a share class. You can find further details in the SAI about the payments made by MFD and the services provided by Record Owners. In addition, you can ask your Record Owner for information about any payments it receives from MFD and any services provided, as well as about any fees and/or commissions it charges in addition to those disclosed in this prospectus. Record Owners that market the series may also act as, or be affiliated with, a broker or dealer in connection with a series' purchase or sale of portfolio securities. However, the series and MFS do not consider a Record Owner's purchases of shares of a series as a factor when choosing brokers or dealers to effect portfolio transactions for the series.

     DISCLOSURE OF PORTFOLIO HOLDINGS. The MFS funds have established a policy with respect to the disclosure of fund portfolio holdings. A description of this policy is provided in the Statement of Additional Information. In addition, by clicking on "Mutual Funds" on the MFS website, mfs.com, the following information is generally available to you:

     INFORMATION                                                  APPROXIMATE DATE OF POSTING TO WEBSITE
     ---------------------------------------------------------------------------------------------------
     Series' top 10 securities holdings as of each month's end    14 days after month end
     Series' full securities holdings as of each month's end      29 days after month end

       Note that the funds or MFS may suspend the posting of this information or modify the elements of this web posting policy without notice to shareholders. Once posted, the above information will remain available on the website until at least the date on which the fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

-    ADMINISTRATOR

     MFS provides each series with certain financial, legal, compliance, shareholder communications and other administrative services. MFS is reimbursed by each series for a portion of the costs it incurs in providing these services.

-    DISTRIBUTOR

     MFS Fund Distributors, Inc. (referred to as MFD), a wholly owned subsidiary of MFS, is the distributor of shares of each series.

-    SHAREHOLDER SERVICING AGENT

     MFS Service Center, Inc. (referred to as MFSC), a wholly owned subsidiary of MFS, performs transfer agency and certain other services for each series, for which it receives compensation from each series.

V    DESCRIPTION OF SHARES

     The trust offers two classes of shares--initial class shares and service class shares (except the Money Market Series that only offers initial class shares and therefore is not available through this service class prospectus). Service class shares, which bear a Rule 12b-1 distribution fee, are offered through this prospectus. Over time, these fees will increase the cost of your shares and may cost you more than paying other type of sale charges. Initial class shares are available through a separate prospectus. If you would like to receive a copy of this other prospectus, please call the MFS Service Center at the telephone number referenced at the back of this document. These shares are offered to separate accounts established by insurance companies in order to serve as investment vehicles for variable annuity and variable life insurance contracts. The trust also offers shares of each of its series to qualified pension and retirement plans. All purchases, redemptions and exchanges of shares are made through these insurance company separate accounts and plans, which are the record owner of the shares. Contract holders and plan beneficiaries seeking to purchase, redeem or exchange interests in the trust's shares should consult with the insurance company which issued their contracts or their plan sponsor.

VI   OTHER INFORMATION

-    PRICING OF SERIES' SHARES

     The price of each class of the series' shares is based on its net asset value. The net asset value of each class of shares is determined once each day during which the New York Stock Exchange is open for trading as of the close of regular trading on the New York Stock Exchange (generally, 4:00 p.m., Eastern time) (referred to as the valuation time). Net asset value per share is computed by dividing the net assets allocated to each share class by the number of series shares outstanding for that class. On holidays or other days (such as Good Friday) when the New York Stock Exchange is closed, net asset value is not calculated, and the series' do not transact purchase, exchange or redemption orders.

     To determine net asset value, each series values its assets at current market prices where current market prices are readily available (certain short term debt instruments are valued at amortized cost), or at fair value as determined by the adviser under the direction of the Board of Trustees when a determination is made that current market prices are not readily available. For example, in valuing securities that trade principally on foreign markets, events reasonably determined to be significant (such as certain movements in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the series' valuation time that may impact the value of securities traded in these foreign markets. In these cases, the series may utilize information from an external vendor or other sources to adjust closing market prices of foreign equity securities to reflect what it believes to be the fair value of the securities as of the series' valuation time. Fair valuation of foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant.

     Certain series invest in securities which are primarily listed on foreign exchanges that trade on weekends and other days when the series does not price its shares. Therefore, the value of these series' shares may change on days when you will not be able to purchase or redeem their shares.

     Insurance companies and plan sponsors are the designees of the trust for receipt of purchase, exchange and redemption orders from contractholders and plan beneficiaries. An order submitted to the trust's designee by the valuation time will receive the net asset value next calculated; provided that the trust receives notice of the order generally by 9:30 a.m. eastern time on the next day on which the New York Stock Exchange is open for trading.

-    DISTRIBUTIONS

     Each series intends to pay substantially all of its net income (including any realized net capital and net foreign currency gains) to shareholders as dividends at least annually.

-    TAX CONSIDERATIONS

     The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in a series may have on your tax situation. Each series of the trust is treated as a separate corporation for federal tax purposes. As long as a series qualifies for treatment as a regulated investment company (which each series has done in the past and intends to do in the future), it pays no federal income tax on the net earnings and net realized gains it distributes to shareholders. In addition, each series also intends to continue to diversify its assets to satisfy the federal diversification tax rules applicable to separate accounts that fund variable insurance and annuity contracts.

     Shares of the series are offered to insurance company separate accounts and to qualified retirement and pension plans. You should consult with the insurance company that issued your contract or your plan sponsor to understand the federal tax treatment of your investment.

-    RIGHT TO REJECT OR RESTRICT SHARE TRANSACTION ORDERS

     RIGHT TO REJECT OR RESTRICT SHARE TRANSACTION ORDERS. Purchases and exchanges should be made primarily for investment purposes. The Board of Trustees of the MFS funds have adopted the policies described below, which are designed to discourage frequent fund share transactions. MFS seeks to monitor and enforce these policies, subject to the oversight by the Board of Trustees, pursuant to procedures adopted by MFS.

-    EXCESSIVE TRADING PRACTICES

     PURCHASE AND EXCHANGE LIMITATION POLICIES. As a matter of policy adopted by the Trustees, the series reserve the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), without any prior notice, any purchase or exchange order, including transactions deemed to represent excessive trading (e.g., trading, which in the reasonable judgement of the series or its agents, may disrupt portfolio investment strategies or otherwise adversely affect the series). This policy applies to transactions accepted by an insurance company or retirement plan sponsor through which the transaction is placed. In the event that the series reject or cancel an exchange request, neither the redemption nor the purchase side of the exchange will be processed.

     LIMITATIONS ON ABILITY TO DETECT AND CURTAIL EXCESSIVE TRADING PRACTICES. Shareholders seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that the series or their agents will be able to identify such shareholders or curtail their trading practices. The ability of the series and their agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. In addition, the series receive purchase, exchange and redemption orders from insurance companies and retirement plans which maintain omnibus accounts with the series. Omnibus account arrangements are common forms of holding shares of a series, particularly among insurance companies offering variable insurance products and retirement plans. These arrangements often permit the intermediaries to aggregate their clients' transactions and ownership positions. In these circumstances, the identity of the particular shareholder(s) is not known to a series or its agents. Therefore, the ability of the series or its agents to detect excessive trading practices with respect to shares held through omnibus arrangements is limited, and trading patterns representing a significant percentage of shareholders' account activity may not be monitored by the series or its agents. The insurance company through which you purchased your variable annuity or variable life contract may impose transfer limitations and other limitations designed to curtail excessive trading. In addition, the terms of a particular insurance company contract may also limit the ability of the insurance company to address excessive trading. Please refer to your variable annuity or variable life contract for details. Given the limitations of the series or its agents to detect and curtail excessive trading activity and their reliance on an insurance company to effectively address potential excessive trading activity, there is a risk that the series' policies may not be applied uniformly and may be ineffective to detect or prevent excessive trading practices. As a result, the series can give no assurances that excessive trading practices will not occur in the series, and shareholders may be subject to the risks associated with excessive trading practices as described below.

     EXCESSIVE TRADING RISKS. To the extent that the series or their agents are unable to curtail excessive trading practices in a series, these practices may interfere with the efficient management of the series' portfolio, and may result in the series engaging in certain activities to a greater extent then it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the series' operating costs and decrease the series' investment performance, and maintenance of a high level of cash balances would likewise result in lower series investment performance during periods of rising markets.

     For series that significantly invest in foreign securities traded on markets which may close prior to when the series determines its net asset value (referred to as valuation time), excessive trading by certain shareholders may cause dilution in the value of series shares held by other shareholders. Because events may occur after the close of these foreign markets and before the series' valuation time that influence the value of these foreign securities, investors may seek to trade shares in an effort to benefit from their understanding of the value of these foreign securities as of the series' valuation time (referred to as price arbitrage). The series have procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what they believe to be the fair value of the securities as of the series' valuation time. To the extent that a series does not accurately value foreign securities as of its valuation time, investors engaging in price arbitrage may cause dilution in the value of shares of that series held by other shareholders.

     For series that significantly invest in high yield (commonly known as junk bonds) or small cap equity securities, because these securities are often infrequently traded, investors may seek to trade series shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Any such frequent trading strategies may interfere with efficient management of the series' portfolio to a greater degree than series which invest in highly liquid securities, in part because the series may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of series shares held by other shareholders.

-    IN-KIND DISTRIBUTIONS

     The series have reserved the right to pay redemption proceeds by a distribution in-kind of portfolio securities (rather than cash). In the event that the series makes an in-kind distribution, you could incur the brokerage and transaction charges when converting the securities to cash, and the securities may increase or decrease in value until you sell them. The series do not expect to make in-kind distributions.

-    UNIQUE NATURE OF SERIES

     MFS may serve as the investment adviser to other funds which have investment goals and principal investment policies and risks similar to those of the series, and which may be managed by the series' portfolio manager(s). While a series may have many similarities to these other funds, its investment performance will differ from their investment performance. This is due to a number of differences between a series and these similar products, including differences in sales charges, expense ratios and cash flows.

-    POTENTIAL CONFLICTS

     Shares of the series are offered to the separate accounts of insurance companies that may be affiliated or unaffiliated with MFS and each other ("shared funding") and may serve as the underlying investments for both variable annuity and variable life insurance contracts ("mixed funding"). Due to differences in tax treatment or other considerations, the interests of various contract owners might at some time be in conflict. The trust currently does not foresee any such conflict. Nevertheless, the Board of Trustees which oversees the series intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more separate accounts of the insurance companies might be required to withdraw its investments in one or more series. This might force a series to sell securities at disadvantageous prices.

VII  FINANCIAL HIGHLIGHTS

     The financial highlights tables are intended to help you understand the series' financial performance for the past five years, or, if a series has not been in operation that long, since the time it commenced investment operations. Certain information reflects financial results for a single series' share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in a series (assuming reinvestment of all distributions). The per share data in the financial highlights tables, including total returns, do not reflect fees and charges imposed under the variable annuity and variable life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce total return. This information has been audited by the trust's independent registered public accounting firm, whose report, together with the trust's financial statements, are included in the trust's Annual Report to shareholders. The series' Annual Report is available upon request by contacting MFSC (see back cover for address and telephone number). The financial statements contained in the Annual Report are incorporated by reference into the SAI. The trust's independent registered public accounting firm is Deloitte & Touche LLP. Because the Research International Series is newly offered, it does not have financial highlights to report.

1.  EMERGING GROWTH SERIES--SERVICE CLASS

                                                                  YEARS ENDED DECEMBER 31,                  PERIOD ENDED
                                                    ---------------------------------------------------     DECEMBER 31,
SERVICE CLASS SHARES                                   2004          2003         2002          2001            2000*
--------------------------------------------------------------------------------------------------------------------------
Net asset value -- beginning of period              $    15.41    $    11.86   $    17.93    $    28.83    $         35.17^^^
                                                    ----------    ----------   ----------    ----------    ---------------
Income from investment operations# --
  Net investment (loss)~                            $    (0.07)   $    (0.06)  $    (0.07)   $    (0.08)   $          0.00***###
  Net realized and unrealized gain (loss) on
    investments and foreign currency                      2.03          3.61        (6.00)        (9.42)             (6.34)
                                                    ----------    ----------   ----------    ----------    ---------------
       Total from investment operations             $     1.96    $     3.55   $    (6.07)   $    (9.50)   $         (6.34)
                                                    ----------    ----------   ----------    ----------    ---------------
Less distributions declared to shareholders--
  From net investment income                        $       --    $       --   $       --    $    (1.04)   $            --
  In excess of net realized gain on investments
    and foreign currency transactions                       --            --           --         (0.36)                --
                                                    ----------    ----------   ----------    ----------    ---------------
       Total distributions declared to
         shareholders                               $       --    $       --   $       --    $    (1.40)   $            --
                                                    ----------    ----------   ----------    ----------    ---------------
Net asset value -- end of period                    $    17.37    $    15.41   $    11.86    $    17.93    $         28.83
                                                    ----------    ----------   ----------    ----------    ---------------
Total return@                                            12.72%^^      29.93%^     (33.85)%      (33.62)%           (18.06)%+++^^^
Ratios (to average net assets) and Supplemental
  data~:
  Expenses##                                              1.12%         1.12%        1.09%         1.07%              1.05%++
  Net investment income (loss)                           (0.41)%       (0.47)%      (0.46)%       (0.40)%             0.01%++
Portfolio turnover                                          99%          103%         111%          231%               200%
Net assets at end of period (000 Omitted)           $   30,996    $   27,771   $   16,977    $   23,303    $        15,826

~ Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the series for its proportional share of Independent Chief Compliance Officer services paid to Tarantino LLC. If this fee had been incurred by the series, the net investment loss per share and the ratios would have been:

     Net investment (loss)                     $  (0.07)**   $     --    $     --        $     --    $     --
     Ratios (to average net assets):
       Expenses##                                  1.12%**         --          --              --          --
       Net investment loss                        (0.41)%**        --          --              --          --

----------
* For the period from the inception of Service Class shares, May 1, 2000, through December 31, 2000.
** The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
^ The series' net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.09 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, total return for the year ended December 31, 2003 would have been 0.75% lower.
^^ The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with series sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes in the Annual Report. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded.
^^^ The net asset value and total return previously reported as $35.70 and (19.27)%, respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.
++   Annualized.
+++  Not annualized.
#    Per share data are based on average shares outstanding.
##   Ratios do not reflect expense reductions from fees paid indirectly.
### The per share amount is not in accordance with the net realized and unrealized loss for the period because of the timing of sales of series shares and the amount of per share realized and unrealized gains and losses at such time.
@ From time to time the series may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.
***  Per share amount was less than $0.01.

2.  INVESTORS GROWTH STOCK SERIES--SERVICE CLASS

                                                                   YEARS ENDED DECEMBER 31,                  PERIOD ENDED
                                                    ---------------------------------------------------      DECEMBER 31,
SERVICE CLASS SHARES                                   2004          2003         2002          2001            2000**
--------------------------------------------------------------------------------------------------------------------------
Net asset value -- beginning of period              $     8.57    $     6.99   $     9.66    $    12.98    $         14.27***
                                                    ----------    ----------   ----------    ----------    ---------------
Income (loss) from investment operations# --
   Net investment income (loss)~                    $     0.01    $    (0.02)  $    (0.02)   $    (0.01)   $          0.01
   Net realized and unrealized gain (loss) on
     investments and foreign currency                     0.76          1.60        (2.65)        (3.21)             (1.30)
                                                    ----------    ----------   ----------    ----------    ---------------
       Total from investment operations             $     0.77    $     1.58   $    (2.67)   $    (3.22)   $         (1.29)
                                                    ----------    ----------   ----------    ----------    ---------------
Less distributions declared to shareholders --
   From net investment income                       $       --    $       --   $       --    $    (0.01)   $            --
   In excess of net realized gain on investments
     and foreign currency transactions                      --            --           --         (0.09)                --
                                                    ----------    ----------   ----------    ----------    ---------------
       Total distributions declared to
        shareholders                                $       --    $       --   $       --    $    (0.10)   $            --
                                                    ----------    ----------   ----------    ----------    ---------------
Net asset value -- end of period                    $     9.34    $     8.57   $     6.99    $     9.66    $         12.98
                                                    ----------    ----------   ----------    ----------    ---------------
Total return@                                             8.98%^^      22.60%      (27.71)%      (24.83)%            (9.04)%++***
Ratios (to average net assets) and Supplemental
  data~:
   Expenses##                                             1.11%         1.13%        1.11%         1.13%              1.11%+
   Net investment income (loss)                           0.15%        (0.21)%      (0.25)%       (0.15)%             0.15%+
Portfolio turnover                                         144%          253%         214%          265%               248%
Net assets at end of period (000 Omitted)           $  260,794    $  206,458   $  123,043    $  122,857    $        53,492

~ Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the series for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino LLC. In addition, MFS had contractually agreed, subject to reimbursement, to bear a portion of the series "Other Expenses", which are defined as the series' operating expenses, exclusive of management and distribution fees. This arrangement was effected by MFS bearing all of the series' Other Expenses during the series' fiscal year and the series paying MFS an expense reimbursement fee not greater than 0.15% of average daily net assets. To the extent that the expense reimbursement fee exceeded the series' actual expenses, the excess was applied to unreimbursed amounts paid by MFS under the agreement. This agreement terminated on June 30, 2001. To the extent actual expenses were over this limitation, and the reimbursement had not been in place, the net investment income (loss) per share and the ratios would have been:

     Net investment income (loss)              $   0.01*   $     --    $     --        $  (0.01)*  $   0.01*
     Ratios (to average net assets):
       Expenses##                                  1.11%*        --          --            1.12%       1.12%+
       Net investment income (loss)                0.15%*        --          --           (0.14)%      0.14%+

----------
* The waiver impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
** For the period from the inception of Service Class shares, May 1, 2000, through December 31, 2000.
*** The net asset value and total return previously reported as $14.40 and (9.86)%, respectively, has been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported was from the inception date, the date the share class was first available to public shareholders.
+    Annualized.
++   Not annualized.
#    Per share data are based on average shares outstanding.
##   Ratios do not reflect reductions from fees paid indirectly.
^^ The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes in the Annual Report. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
@ From time to time the series may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.

3.  TOTAL RETURN SERIES--SERVICE CLASS

                                                                   YEARS ENDED DECEMBER 31,                  PERIOD ENDED
                                                    ----------------------------------------------------      DECEMBER 31,
SERVICE CLASS SHARES                                   2004          2003          2002          2001            2000*
---------------------------------------------------------------------------------------------------------------------------
Net asset value -- beginning of period              $    19.44    $    17.05    $    18.54    $    19.56    $         17.07^^
                                                    ----------    ----------    ----------    ----------    ---------------
Income from investment operations#~~ --
  Net investment income~                            $     0.41    $     0.33    $     0.40    $     0.45    $          0.41
  Net realized and unrealized gain (loss) on
    investments and foreign currency                      1.70          2.36         (1.36)        (0.44)              2.08
                                                    ----------    ----------    ----------    ----------    ---------------
      Total from investment operations              $     2.11    $     2.69    $    (0.96)   $     0.01    $          2.49
                                                    ----------    ----------    ----------    ----------    ---------------
Less distributions declared to shareholders --
  From net investment income                        $    (0.30)   $    (0.30)   $    (0.29)   $    (0.41)   $            --
  From net realized gain on investments and
    foreign currency transactions                           --            --         (0.24)        (0.62)                --
                                                    ----------    ----------    ----------    ----------    ---------------
      Total distributions declared to
        shareholders                                $    (0.30)   $    (0.30)   $    (0.53)   $    (1.03)   $            --
                                                    ----------    ----------    ----------    ----------    ---------------
Net asset value -- end of period                    $    21.25    $    19.44    $    17.05    $    18.54    $         19.56
                                                    ----------    ----------    ----------    ----------    ---------------
Total return@                                            11.03%        16.00%        (5.35)%        0.02%             14.59%++^^
Ratios (to average net assets) and
  Supplemental data:
  Expenses##                                              1.08%         1.09%         1.10%         1.09%              1.15%+
  Net investment income~~                                 2.04%         1.87%         2.37%         2.44%              3.14%+
Portfolio turnover                                          57%           53%           73%           98%                76%
Net assets at end of period (000 Omitted)           $  637,055    $  394,080    $  175,535    $   40,191    $         3,553

~ Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the series for its proportional share of Independent Chief Compliance Officer services paid to Tarantino LLC. If this fee had been incurred by the series, the net investment income per share and the ratios would have been:

     Net investment income                          $     0.41^   $       --    $       --    $       --    $     --
     Ratios (to average net assets):
       Expenses##                                         1.08%^          --            --            --          --
       Net investment income                              2.04%^          --            --            --          --

----------
* For the period from the inception of the Service Class shares, May 1, 2000, through December 31, 2000.
+    Annualized.
++   Not annualized.
#    Per share data are based on average shares outstanding.
##   Ratios do not reflect reductions from fees paid indirectly.
^ The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
^^ The net asset value and total return previously reported as $17.17 and 13.92%, respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.
~~ As required, effective January 1, 2001, the series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $0.01, increase net realized and unrealized gains and losses per share by $0.01, and decrease the ratio of net investment income to average net assets by 0.07%. Per share, ratios and supplemental data for periods prior to January 1, 2001, have not been restated to reflect this change in presentation.
@ From time to time the series may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.

4.  UTILITIES SERIES--SERVICE CLASS

                                                                   YEARS ENDED DECEMBER 31,                  PERIOD ENDED
                                                    ----------------------------------------------------      DECEMBER 31,
SERVICE CLASS SHARES                                   2004          2003          2002          2001            2000*
---------------------------------------------------------------------------------------------------------------------------
Net asset value -- beginning of period              $    15.87    $    11.98    $    15.90    $    23.57    $         22.74**
                                                    ----------    ----------    ----------    ----------    ---------------
Income from investment operations#~~ --
  Net investment income~                            $     0.32    $     0.24    $     0.28    $     0.30    $          0.29
  Net realized and unrealized gain (loss) on
    investments and foreign currency                      4.36          3.95         (3.87)        (5.49)              0.54
                                                    ----------    ----------    ----------    ----------    ---------------
      Total from investment operations              $     4.68    $     4.19    $    (3.59)   $    (5.19)   $          0.83
                                                    ----------    ----------    ----------    ----------    ---------------
Less distributions declared to shareholders --
  From net investment income                        $    (0.23)   $    (0.30)   $    (0.33)   $    (0.68)   $            --
  From net realized gain on investments and
    foreign currency transactions                           --            --            --         (1.76)                --
  In excess of net realized gain on investments
    and foreign currency transactions                       --            --            --         (0.04)                --
                                                    ----------    ----------    ----------    ----------    ---------------
      Total distributions declared to shareholders  $    (0.23)   $    (0.30)   $    (0.33)   $    (2.48)   $            --
                                                    ----------    ----------    ----------    ----------    ---------------
Net asset value -- end of period                    $    20.32    $    15.87    $    11.98    $    15.90    $         23.57
                                                    ----------    ----------    ----------    ----------    ---------------
Total return@                                            29.84%^^      35.57%       (22.90)%      (24.44)%             3.65%++**
Ratios (to average net assets) and
  Supplemental data~:
  Expenses##                                              1.15%         1.17%         1.19%         1.13%              1.11%+
  Net investment income~~                                 1.87%         1.79%         2.20%         1.73%              1.85%+
Portfolio turnover                                         105%          134%          102%          102%               111%
Net assets at end of period (000 Omitted)           $  223,952    $   98,100    $   43,101    $   32,211    $         4,127

~ Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the series for its proportional share of Independent Chief Compliance Officer services paid to Tarantino LLC. If this fee had been incurred by the series, the net investment income per share and the ratios would have been:

     Net investment income                     $   0.32***   $     --  $     --  $     --  $     --
     Ratios (to average net assets):
        Expenses##                                 1.15%***        --        --        --        --
        Net investment income                      1.87%***        --        --        --        --

----------
* For the period from the inception of the Service Class shares, May 1, 2000, through December 31, 2000.
** The net asset value and total return previously reported as $23.19 and 1.64%, respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.
*** The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
+    Annualized.
++   Not annualized.
#    Per share data are based on average shares outstanding.
##   Ratios do not reflect reductions from fees paid indirectly.
~~ As required, effective January 1, 2001, the series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $0.01, increase net realized and unrealized gains and losses per share by $0.01, and decrease the ratio of net investment income to average net assets by 0.03%. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
^^ The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with series sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes in the Annual Report. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
@ From time to time the series may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.

5.  VALUE SERIES--SERVICE CLASS

                                                 YEARS ENDED DECEMBER 31,      PERIOD ENDED
                                               ----------------------------    DECEMBER 31,
SERVICE CLASS                                      2004            2003           2002*
-------------------------------------------------------------------------------------------
Net asset value -- beginning of period         $      10.73    $       8.62    $      10.00
                                               ------------    ------------    ------------
Income from investment operations# --
  Net investment income~                       $       0.13    $       0.11    $       0.12
  Net realized and unrealized gain (loss) on
    investments and foreign currency                   1.43            2.02           (1.50)
                                               ------------    ------------    ------------
      Total from investment operations         $       1.56    $       2.13    $      (1.38)
                                               ------------    ------------    ------------
Less distributions declared to shareholders --
  From net investment income                   $      (0.05)   $      (0.02)   $         --
  From net realized gain on investments and
    foreign currency transactions                     (0.17)             --              --
                                               ------------    ------------    ------------
      Total distributions declared to
        shareholders                           $      (0.22)   $      (0.02)   $         --
                                               ------------    ------------    ------------
Net asset value -- end of period               $      12.07    $      10.73    $       8.62
                                               ------------    ------------    ------------
Total return@                                         14.82%          24.71%         (13.80)%++
Ratios (to average net assets) and
  Supplemental data~:
  Expenses##                                           1.15%           1.15%           1.15%+
  Net investment income                                1.19%           1.22%           1.44%+
Portfolio turnover                                       34%             48%            102%
Net assets at end of period (000 Omitted)      $     35,500    $     18,137    $      3,735

~ MFS has contractually agreed, subject to reimbursement, to bear a portion of the series' "Other Expenses", which are defined as the series' operating expenses, exclusive of management and distribution and service fees, such that Other Expenses do not exceed 0.15% annually. This arrangement is effected by MFS bearing all of the series' Other Expenses during the series' fiscal year, and the series paying MFS an expense reimbursement fee not greater than 0.15% of average daily net assets. To the extent that the expense reimbursement fee exceeds the series' actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement terminated on December 31, 2004. The series will not be required to reimburse MFS the $141,683 for expenses borne under this agreement. Effective January 1, 2005 the series entered into a similar expense arrangement without reimbursement. This new arrangement will be in effect until April 30, 2005. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the series for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the reimbursement had not been in place, the net investment income (loss) per share and the ratios would have been:

     Net investment income (loss)              $       0.13**  $       0.09    $     (0.05)
     Ratios (to average net assets):
       Expenses##                                      1.18%           1.43%          3.19%+
       Net investment income (loss)                    1.16%           0.94%         (0.60)%+

----------
* For the period from the commencement of the series' investment operations, January 2, 2002, through December 31, 2002.
**   The waiver impact per share amount was less than $0.01.
+    Annualized.
++   Not annualized.
#    Per share data are based on average shares outstanding.
##   Ratios do not reflect reductions from fees paid indirectly.
@ From time to time the fund may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.

APPENDIX A                                                EMERGING GROWTH SERIES

-    INVESTMENT TECHNIQUES AND PRACTICES

     In pursuing its investment objective and investment policies, the Emerging Growth Series may engage in the following principal and non-principal investment techniques and practices to the extent to which these techniques and practices are consistent with the series' investment objective. Investment techniques and practices which the series will use or currently anticipates using are denoted by a check (/X/) mark. However, the series may not use all of these techniques and practices. Investment techniques and practices which the series does not currently anticipate using but which the series reserves the freedom to use are denoted by a dash (--) mark. Investment techniques and practices which are the principal focus of the series are also described, together with their risks, in the Risk Return Summary of the Prospectus. Both principal and non-principal investment techniques and practices are described, together with their risks, in the SAI.

     INVESTMENT TECHNIQUES/PRACTICES

     SYMBOLS  /X/ SERIES USES, OR CURRENTLY    -- PERMITTED, BUT SERIES DOES NOT
                  ANTICIPATES USING               CURRENTLY ANTICIPATE USING

     DEBT SECURITIES
       ASSET-BACKED SECURITIES
         Collateralized Mortgage Obligations and Multiclass
           Pass-Through Securities                                        --
         Corporate Asset-Backed Securities                                --
         Mortgage Pass-Through Securities                                 --
         Stripped Mortgage-Backed Securities                              --
       Corporate Securities                                               /X/
       Loans and Other Direct Indebtedness                                --
       Lower Rated Bonds                                                  /X/
       Municipal Bonds                                                    --
       U.S. Government Securities                                         /X/
       Variable and Floating Rate Obligations                             /X/
       Zero Coupon Bonds, Deferred Interest Bonds
         and PIK Bonds                                                    /X/
     Equity Securities                                                    /X/
     FOREIGN SECURITIES EXPOSURE
       Brady Bonds                                                        --
       Depositary Receipts                                                /X/
       Dollar-Denominated Foreign Debt Securities                         --
       Emerging Markets                                                   /X/
       Foreign Securities                                                 /X/
     Forward Contracts                                                    /X/
     Futures Contracts                                                    /X/
     Indexed Securities/Structured Products                               --
     Inverse Floating Rate Obligations                                    --
     INVESTMENT IN OTHER INVESTMENT COMPANIES
       Open-End Funds                                                     /X/
       Closed-End Funds                                                   /X/
     Lending of Portfolio Securities                                      /X/
     LEVERAGING TRANSACTIONS
       Bank Borrowings                                                    --
       Mortgage "Dollar-Roll" Transactions                                /X/
       Reverse Repurchase Agreements                                      --
     OPTIONS
       Options on Foreign Currencies                                      /X/
       Options on Futures Contracts                                       /X/
       Options on Securities                                              /X/
       Options on Stock Indices                                           /X/
       Reset Options                                                      --
       "Yield Curve" Options                                              --
     Repurchase Agreements                                                /X/
     Short Sales                                                          /X/
     Short Term Instruments                                               /X/
     Swaps and Related Derivative Instruments                             --
     Temporary Borrowings                                                 /X/
     Temporary Defensive Positions                                        /X/
     "When-Issued" Securities                                             /X/

APPENDIX A                                         INVESTORS GROWTH STOCK SERIES

-    INVESTMENT TECHNIQUES AND PRACTICES

     In pursuing its investment objective and investment policies, the Investors Growth Stock Series may engage in the following principal and non-principal investment techniques and practices to the extent to which these techniques and practices are consistent with the series' investment objective. Investment techniques and practices which the series will use or currently anticipates using are denoted by a check (/X/) mark. However, the series may not use all of these techniques and practices. Investment techniques and practices which the series does not currently anticipate using but which the series reserves the freedom to use are denoted by a dash (--) mark. Investment techniques and practices which are the principal focus of the series are also described, together with their risks, in the Risk Return Summary of the Prospectus. Both principal and non-principal investment techniques and practices are described, together with their risks, in the SAI.

     INVESTMENT TECHNIQUES/PRACTICES

     SYMBOLS  /X/ SERIES USES, OR CURRENTLY    -- PERMITTED, BUT SERIES DOES NOT
                  ANTICIPATES USING               CURRENTLY ANTICIPATE USING

     DEBT SECURITIES
       ASSET-BACKED SECURITIES
         Collateralized Mortgage Obligations and Multiclass
           Pass-Through Securities                                        --
         Corporate Asset-Backed Securities                                --
         Mortgage Pass-Through Securities                                 --
         Stripped Mortgage-Backed Securities                              --
       Corporate Securities                                               --
       Loans and Other Direct Indebtedness                                --
       Lower Rated Bonds                                                  --
       Municipal Bonds                                                    --
       U.S. Government Securities                                         /X/
       Variable and Floating Rate Obligations                             /X/
       Zero Coupon Bonds, Deferred Interest Bonds and PIK
         Bonds                                                            --
     Equity Securities                                                    /X/
     FOREIGN SECURITIES EXPOSURE
       Brady Bonds                                                        --
       Depositary Receipts                                                /X/
       Dollar-Denominated Foreign Debt Securities                         --
       Emerging Markets                                                   /X/
       Foreign Securities                                                 /X/
     Forward Contracts                                                    /X/
     Futures Contracts                                                    /X/
     Indexed Securities/Structured Products                               --
     Inverse Floating Rate Obligations                                    --
     INVESTMENT IN OTHER INVESTMENT COMPANIES
       Open-End Funds                                                     /X/
       Closed-End Funds                                                   /X/
     Lending of Portfolio Securities                                      /X/
     LEVERAGING TRANSACTIONS
       Bank Borrowings                                                    --
       Mortgage "Dollar-Roll" Transactions                                /X/
       Reverse Repurchase Agreements                                      --
     OPTIONS
       Options on Foreign Currencies                                      /X/
       Options on Futures Contracts                                       /X/
       Options on Securities                                              /X/
       Options on Stock Indices                                           /X/
       Reset Options                                                      --
       "Yield Curve" Options                                              --
     Repurchase Agreements                                                /X/
     Short Sales                                                          /X/
     Short Term Instruments                                               /X/
     Swaps and Related Derivative Instruments                             --
     Temporary Borrowing                                                  /X/
     Temporary Defensive Positions                                        /X/
     "When-Issued" Securities                                             /X/

APPENDIX A                                                   TOTAL RETURN SERIES

-    INVESTMENT TECHNIQUES AND PRACTICES

     In pursuing its investment objective and investment policies, the Total Return Series may engage in the following principal and non-principal investment techniques and practices to the extent to which these techniques and practices are consistent with the series' investment objective. Investment techniques and practices which the series will use or currently anticipates using are denoted by a check (/X/) mark. However, the series may not use all of these techniques and practices. Investment techniques and practices which the series does not currently anticipate using but which the series reserves the freedom to use are denoted by a dash (--) mark. Investment techniques and practices which are the principal focus of the series are also described, together with their risks, in the Risk Return Summary of the Prospectus. Both principal and non-principal investment techniques and practices are described, together with their risks, in the SAI.

     INVESTMENT TECHNIQUES/PRACTICES

     SYMBOLS  /X/ SERIES USES, OR CURRENTLY    -- PERMITTED, BUT SERIES DOES NOT
                  ANTICIPATES USING               CURRENTLY ANTICIPATE USING

     DEBT SECURITIES
       ASSET-BACKED SECURITIES
         Collateralized Mortgage Obligations and Multiclass
           Pass-Through Securities                                        /X/
         Corporate Asset-Backed Securities                                /X/
         Mortgage Pass-Through Securities                                 /X/
         Stripped Mortgage-Backed Securities                              /X/
       Corporate Securities                                               /X/
       Loans and Other Direct Indebtedness                                /X/
       Lower Rated Bonds                                                  /X/
       Municipal Bonds                                                    /X/
       U.S. Government Securities                                         /X/
       Variable and Floating Rate Obligations                             /X/
       Zero Coupon Bonds, Deferred Interest Bonds and PIK
         Bonds                                                            /X/
     Equity Securities                                                    /X/
     FOREIGN SECURITIES EXPOSURE
       Brady Bonds                                                        /X/
       Depositary Receipts                                                /X/
       Dollar-Denominated Foreign Debt Securities                         /X/
       Emerging Markets                                                   /X/
       Foreign Securities                                                 /X/
     Forward Contracts                                                    /X/
     Futures Contracts                                                    /X/
     Indexed Securities/Structured Products                               /X/
     Inverse Floating Rate Obligations                                    /X/
     INVESTMENT IN OTHER INVESTMENT COMPANIES
       Open-End Funds                                                     /X/
       Closed-End Funds                                                   /X/
     Lending of Portfolio Securities                                      /X/
     LEVERAGING TRANSACTIONS
       Bank Borrowings                                                    --
       Mortgage "Dollar-Roll" Transactions                                /X/
       Reverse Repurchase Agreements                                      --
     OPTIONS
       Options on Foreign Currencies                                      /X/
       Options on Futures Contracts                                       /X/
       Options on Securities                                              /X/
       Options on Stock Indices                                           /X/
       Reset Options                                                      /X/
       "Yield Curve" Options                                              /X/
     Repurchase Agreements                                                /X/
     Short Sales                                                          /X/
     Short Term Instruments                                               /X/
     Swaps and Related Derivative Instruments                             /X/
     Temporary Borrowings                                                 /X/
     Temporary Defensive Positions                                        /X/
     "When-Issued" Securities                                             /X/

APPENDIX A                                                      UTILITIES SERIES

-    INVESTMENT TECHNIQUES AND PRACTICES

     In pursuing its investment objective and investment policies, the Utilities Series may engage in the following principal and non-principal investment techniques and practices to the extent to which these techniques and practices are consistent with the series' investment objective. Investment techniques and practices which the series will use or currently anticipates using are denoted by a check (/X/) mark. However, the series may not use all of these techniques and practices. Investment techniques and practices which the series does not currently anticipate using but which the series reserves the freedom to use are denoted by a dash (--) mark. Investment techniques and practices which are the principal focus of the series are also described, together with their risks, in the Risk Return Summary of the Prospectus. Both principal and non-principal investment techniques and practices are described, together with their risks, in the SAI.

     INVESTMENT TECHNIQUES/PRACTICES

     SYMBOLS  /X/ SERIES USES, OR CURRENTLY    -- PERMITTED, BUT SERIES DOES NOT
                  ANTICIPATES USING               CURRENTLY ANTICIPATE USING

     DEBT SECURITIES
       ASSET-BACKED SECURITIES                                            /X/
         Collateralized Mortgage Obligations and Multiclass
           Pass-Through Securities                                        /X/
         Corporate Asset-Backed Securities                                /X/
         Mortgage Pass-Through Securities                                 /X/
         Stripped Mortgage-Backed Securities                              --
       Corporate Securities                                               /X/
       Loans and Other Direct Indebtedness                                /X/
       Lower Rated Bonds                                                  /X/
       Municipal Bonds                                                    /X/
       U.S. Government Securities                                         /X/
       Variable and Floating Rate Obligations                             /X/
       Zero Coupon Bonds, Deferred Interest Bonds and PIK
         Bonds                                                            /X/
     Equity Securities                                                    /X/
     FOREIGN SECURITIES EXPOSURE
       Brady Bonds                                                        /X/
       Depositary Receipts                                                /X/
       Dollar-Denominated Foreign Debt Securities                         /X/
       Emerging Markets                                                   /X/
       Foreign Securities                                                 /X/
     Forward Contracts                                                    /X/
     Futures Contracts                                                    /X/
     Indexed Securities/Structured Products                               /X/
     Inverse Floating Rate Obligations                                    --
     INVESTMENT IN OTHER INVESTMENT COMPANIES
       Open-End                                                           /X/
       Closed-End                                                         /X/
     Lending of Portfolio Securities                                      /X/
     LEVERAGING TRANSACTIONS
       Bank Borrowings                                                    --
       Mortgage "Dollar-Roll" Transactions                                /X/
       Reverse Repurchase Agreements                                      --
     OPTIONS
       Options on Foreign Currencies                                      /X/
       Options on Futures Contracts                                       /X/
       Options on Securities                                              /X/
       Options on Stock Indices                                           /X/
       Reset Options                                                      --
       "Yield Curve" Options                                              --
     Repurchase Agreements                                                /X/
     Short Sales                                                          /X/
     Short Term Instruments                                               /X/
     Swaps and Related Derivative Instruments                             --
     Temporary Borrowings                                                 /X/
     Temporary Defensive Positions                                        /X/
     "When-Issued" Securities                                             /X/

APPENDIX A                                                          VALUE SERIES

-    INVESTMENT TECHNIQUES AND PRACTICES

     In pursuing its investment objective and investment policies, the Value Series may engage in the following principal and non-principal investment techniques and practices to the extent to which these techniques and practices are consistent with the series' investment objective. Investment techniques and practices which the series will use or currently anticipates using are denoted by a check (/X/) mark. However, the series may not use all of these techniques and practices. Investment techniques and practices which the series does not currently anticipate using but which the series reserves the freedom to use are denoted by a dash (--) mark. Investment techniques and practices which are the principal focus of the series are also described, together with their risks, in the Risk Return Summary of the Prospectus. Both principal and non-principal investment techniques and practices are described, together with their risks, in the SAI.

     INVESTMENT TECHNIQUES/PRACTICES

     SYMBOLS  /X/ SERIES USES, OR CURRENTLY    -- PERMITTED, BUT SERIES DOES NOT
                  ANTICIPATES USING               CURRENTLY ANTICIPATE USING

     DEBT SECURITIES
       Asset-Backed Securities                                            /X/
         Collateralized Mortgage Obligations and Multiclass
           Pass-Through Securities                                        /X/
         Corporate Asset-Backed Securities                                /X/
         Mortgage Pass-Through Securities                                 /X/
         Stripped Mortgage-Backed Securities                              /X/
         Corporate Securities                                             /X/
         Loans and Other Direct Indebtedness                              /X/
         Lower Rated Bonds                                                /X/
         Municipal Bonds                                                  /X/
         U.S. Government Securities                                       /X/
         Variable and Floating Rate Obligations                           /X/
         Zero Coupon Bonds, Deferred Interest Bonds and PIK
           Bonds                                                          /X/
       Equity Securities                                                  /X/
       FOREIGN SECURITIES EXPOSURE
         Brady Bonds                                                      /X/
         Depositary Receipts                                              /X/
         Dollar-Denominated Foreign Debt Securities                       /X/
         Emerging Markets                                                 /X/
         Foreign Securities                                               /X/
       Forward Contracts                                                  /X/
       Futures Contracts                                                  /X/
       Indexed Securities/Structured Products                             /X/
       Inverse Floating Rate Obligations                                  --
       INVESTMENT IN OTHER INVESTMENT COMPANIES
         Open-End                                                         /X/
         Closed-End                                                       /X/
       Lending of Portfolio Securities                                    /X/
       LEVERAGING TRANSACTIONS
         Bank Borrowings                                                  --
         Mortgage "Dollar-Roll" Transactions                              /X/
         Reverse Repurchase Agreements                                    --
       OPTIONS
         Options on Foreign Currencies                                    /X/
         Options on Futures Contracts                                     /X/
         Options on Securities                                            /X/
         Options on Stock Indices                                         /X/
         Reset Options                                                    /X/
       "Yield Curve" Options                                              /X/
       Repurchase Agreements                                              /X/
       Short Sales                                                        /X/
       Short Term Instruments                                             /X/
       Swaps and Related Derivative Instruments                           /X/
       Temporary Borrowings                                               /X/
       Temporary Defensive Positions                                      /X/
       "When-Issued" Securities                                           /X/

MFS(R) VARIABLE INSURANCE TRUST(SM)

SHAREHOLDER COMMUNICATIONS WITH THE BOARD OF TRUSTEES The Board of Trustees of the MFS funds has adopted procedures by which shareholders may send communications to the Board. Shareholders may mail written communications to the Board to the attention of the Board of Trustees, MFS Variable Insurance Trust--[name of series], c/o Massachusetts Financial Services Company, 500 Boylston Street, Boston, MA 02116, Attention: Frank Tarantino, Independent Chief Compliance Officer of the series. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the MFS fund to which they relate and (iii) identify the class and number of shares held by the shareholder.

YOU CAN GET FREE COPIES OF THE ANNUAL/SEMIANNUAL REPORTS, THE SAI AND OTHER INFORMATION ABOUT THE FUNDS, AND MAKE INQUIRIES ABOUT THE FUNDS, BY CONTACTING:

     MFS Service Center, Inc.
     500 Boylston Street
     Boston, MA 02116
     Telephone: 1-800-343-2829 x3500
     Internet: mfs.com

ANNUAL/SEMIANNUAL REPORTS. These reports contain information about the series' actual investments. Annual reports discuss the effect of recent market conditions and the series' investment strategy on the series' performance during their last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI). The SAI, dated May 1, 2005, provides more detailed information about the trust and its series and is incorporated into this prospectus by reference.

Information about the trust and its series (including its prospectus, SAI and shareholder reports) can be reviewed and copied at the:

     Public Reference Room
     Securities and Exchange Commission
     Washington, D.C., 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 202-942-8090. Reports and other information about the trust and its series are available on the EDGAR Databases on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

     The trust's Investment Company Act file number is 811-8326


                                                   MSG 11/98 224M 90/290/390/890